Deferred revenue (Tables)	12 Months Ended
Jun. 30, 2024
Deferred revenue 1 [Abstract]
Disclosure of disaggregation of revenue from contracts with customers

	Consolidated
	30 June 2024	30 June 2023
	US$’000	US$’000

Current liabilities
British Columbia ("B.C.") Affordability Credit	2,078	-
AI Cloud deferred revenue	480	-

Total deferred revenue	2,558	-